John Hancock
ESG Large Cap Core Fund
Quarterly portfolio holdings 7/31/2024

Fund’s investments
As of 7-31-24 (unaudited)
	Shares	Value
Common stocks 98.4%		$139,823,959
(Cost $79,023,712)
Communication services 8.6%		12,178,745
Diversified telecommunication services 0.9%
Verizon Communications, Inc.	32,098	1,300,611
Entertainment 2.5%
Netflix, Inc. (A)	3,086	1,939,088
Spotify Technology SA (A)	4,500	1,547,730
Interactive media and services 5.2%
Alphabet, Inc., Class A	43,088	7,391,316
Consumer discretionary 8.5%		12,105,498
Automobile components 0.7%
Aptiv PLC (A)	15,001	1,040,919
Hotels, restaurants and leisure 1.9%
Chipotle Mexican Grill, Inc. (A)	26,270	1,426,986
Marriott International, Inc., Class A	5,740	1,304,702
Specialty retail 5.1%
AutoZone, Inc. (A)	531	1,663,989
The Home Depot, Inc.	4,476	1,647,884
The TJX Companies, Inc.	29,128	3,292,047
Tractor Supply Company	2,572	677,259
Textiles, apparel and luxury goods 0.8%
Lululemon Athletica, Inc. (A)	4,066	1,051,712
Consumer staples 7.1%		10,082,458
Consumer staples distribution and retail 4.7%
Costco Wholesale Corp.	4,431	3,642,282
Sysco Corp.	18,436	1,413,119
Target Corp.	10,559	1,588,179
Household products 0.9%
The Procter & Gamble Company	8,485	1,364,049
Personal care products 1.5%
Unilever PLC, ADR	33,792	2,074,829
Financials 11.9%		16,972,975
Banks 2.9%
Bank of America Corp.	43,066	1,735,990
Fifth Third Bancorp	32,784	1,388,075
The PNC Financial Services Group, Inc.	5,838	1,057,262
Capital markets 0.9%
LPL Financial Holdings, Inc.	5,785	1,281,493
Financial services 3.5%
Mastercard, Inc., Class A	6,680	3,097,583
Visa, Inc., Class A	6,858	1,821,965
Insurance 4.6%
Aflac, Inc.	19,843	1,892,625
The Progressive Corp.	11,223	2,403,069
The Travelers Companies, Inc.	10,603	2,294,913
Health care 12.5%		17,721,753
Biotechnology 1.1%
Vertex Pharmaceuticals, Inc. (A)	3,170	1,571,432
2	JOHN HANCOCK ESG LARGE CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Health care (continued)
Health care equipment and supplies 1.8%
Becton, Dickinson and Company	3,066	$739,090
Stryker Corp.	5,230	1,712,564
Health care providers and services 4.0%
Elevance Health, Inc.	5,263	2,800,074
UnitedHealth Group, Inc.	5,052	2,910,760
Life sciences tools and services 1.2%
Thermo Fisher Scientific, Inc.	2,792	1,712,445
Pharmaceuticals 4.4%
AstraZeneca PLC, ADR	27,222	2,154,621
Merck & Company, Inc.	17,734	2,006,247
Novo Nordisk A/S, ADR	15,943	2,114,520
Industrials 10.5%		14,946,446
Air freight and logistics 0.8%
United Parcel Service, Inc., Class B	8,586	1,119,357
Building products 1.1%
Trane Technologies PLC	4,641	1,551,393
Commercial services and supplies 0.8%
Waste Management, Inc.	5,738	1,162,863
Construction and engineering 1.0%
Quanta Services, Inc.	5,208	1,382,099
Electrical equipment 3.0%
Eaton Corp. PLC	9,539	2,907,392
Rockwell Automation, Inc.	4,953	1,380,153
Ground transportation 1.4%
JB Hunt Transport Services, Inc.	4,052	701,604
Union Pacific Corp.	5,441	1,342,458
Professional services 1.0%
Verisk Analytics, Inc.	5,163	1,351,415
Trading companies and distributors 1.4%
Ferguson PLC	9,197	2,047,712
Information technology 29.6%		42,130,911
IT services 1.6%
Accenture PLC, Class A	7,058	2,333,516
Semiconductors and semiconductor equipment 10.8%
ASML Holding NV, NYRS	2,217	2,076,664
Intel Corp.	22,912	704,315
NVIDIA Corp.	87,060	10,187,761
NXP Semiconductors NV	8,853	2,329,755
Software 12.7%
Adobe, Inc. (A)	3,989	2,200,532
Microsoft Corp.	26,370	11,031,892
Palo Alto Networks, Inc. (A)	6,902	2,241,286
ServiceNow, Inc. (A)	3,135	2,553,113
Technology hardware, storage and peripherals 4.5%
Apple, Inc.	29,143	6,472,077
Materials 4.5%		6,354,638
Chemicals 3.5%
Ecolab, Inc.	8,243	1,901,578
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ESG LARGE CAP CORE FUND	3

	Shares	Value
Materials (continued)
Chemicals (continued)
International Flavors & Fragrances, Inc.	14,110	$1,403,663
Linde PLC	3,678	1,667,973
Containers and packaging 1.0%
Avery Dennison Corp.	6,371	1,381,424
Real estate 3.3%		4,636,786
Industrial REITs 0.8%
Prologis, Inc.	8,631	1,087,938
Specialized REITs 2.5%
American Tower Corp.	10,781	2,376,132
Equinix, Inc.	1,484	1,172,716
Utilities 1.9%		2,693,749
Electric utilities 1.3%
NextEra Energy, Inc.	23,720	1,811,971
Water utilities 0.6%
American Water Works Company, Inc.	6,194	881,778

	Yield (%)	Shares	Value
Short-term investments 1.4%			$2,020,210
(Cost $2,020,210)
Short-term funds 1.4%			2,020,210
Federated Government Obligations Fund, Institutional Class	5.1843(B)	2,020,210	2,020,210

Total investments (Cost $81,043,922) 99.8%	$141,844,169
Other assets and liabilities, net 0.2%	242,239
Total net assets 100.0%	$142,086,408

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
NYRS	New York Registry Shares
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 7-31-24.
The fund had the following country composition as a percentage of net assets on 7-31-24:
United States	85.7%
United Kingdom	4.4%
Ireland	3.5%
Netherlands	3.1%
Denmark	1.5%
Sweden	1.1%
Other countries	0.7%
TOTAL	100.0%
4	JOHN HANCOCK ESG LARGE CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of July 31, 2024, all investments are categorized as Level 1 under the hierarchy described above.
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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